10. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 10. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	December 31, 2015	December 31, 2014

Identifiable assets
USA	$38,323,231	$46,949,474
Canada	22,501,015	31,274,058
Other	838,239	1,466,966

	$61,662,485	$79,690,498